Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net (loss) income	$ (21,555)	$ (20,782)	$ (27,595)	$ 19,710	$ (13,461)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,288	1,226	1,643	1,631	1,210
(Gain) loss on disposal of property and equipment		(5)	(5)	2	44
Stock-based compensation expense	1,554	1,237	1,721	2,927	1,063
Amortization of premium on marketable securities	272	416	538	892	574
Revaluation of preferred stock warrant liability	(500)	(82)	(119)	60	(44)
Changes in operating assets and liabilities:
Receivable from collaborative partners	14	767	449	(846)
Prepaid, other current assets, and other long-term assets	(2)	211	372	(313)	2
Accounts payable	467	(519)	18	285	1,264
Accrued personnel-related expenses	(154)	(431)	(19)	656	374
Payable to collaborative partner		(3,000)	(3,000)	3,000
Deferred revenue	2,677	8,193	7,379	(5,188)	202
Deferred rent	189	373	457	696	1,251
Other accrued liabilities and other long-term liabilities	18	(208)	(236)	(225)	(303)
Net cash provided by (used in) operating activities	(15,732)	(12,604)	(18,397)	23,287	(7,824)
Investing activities
Purchases of marketable securities	(12,078)	(36,058)	(45,419)	(71,773)	(43,387)
Maturities of marketable securities	29,435	48,636	64,636	45,738	50,000
Purchases of property and equipment	(633)	(501)	(737)	(970)	(3,319)
Restricted cash		38	38
Proceeds received from lease incentives					576
Proceeds from disposal of property and equipment					6
Net cash provided by (used in) investing activities	16,724	12,115	18,518	(27,005)	3,876
Financing activities
Issuances of convertible preferred stock proceeds (net of issuance costs)		6,819	6,819		4,459
Proceeds from issuances of common stock	64,887		105	39	111
Proceeds from exercise of stock options	387	77
Payments under capital lease obligation	(9)	(11)	(15)	(13)	(6)
Net cash provided by financing activities	65,265	6,885	6,909	26	4,564
Net increase (decrease) in cash and cash equivalents	66,257	6,396	7,030	(3,692)	616
Cash and cash equivalents at beginning of period	11,391	4,361	4,361	8,053	7,437
Cash and cash equivalents at end of period	77,648	10,757	11,391	4,361	8,053
Supplemental schedule of noncash financing activities
Capitalization of leasehold improvement through non-cash lease incentive					1,161
Accrued and deferred offering costs	$ 1,026